Schedule of lease cost (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Leases
Operating lease expense	$ 94,074	$ 119,823	$ 142,670	$ 136,781